AMOUNTS RECEIVABLE AND OTHER ASSETS	12 Months Ended
Jul. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS	3. AMOUNTS RECEIVABLE AND OTHER ASSETS
	July 31, 2025	July 31, 2024
Sales tax receivable	$47,746	$83,451
Prepayments	19,393	791
Reclamation deposit	19,100	19,100
	$86,239	$103,342